FAIR VALUE MEASUREMENT - Schedule of Warrant Liability Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants And Rights Outstanding [Roll Forward]
Beginning balance	$ 3,242	$ 1,400	$ 27,469
Assumed warrants in connection with the Merger			5,594
Change in fair value	(2,349)	1,842	(11,088)
Reclassification			(20,575)
Ending balance	$ 893	$ 3,242	$ 1,400